Pacific Financial Group MUTUAL FUNDS

RiskPro® Dynamic 0-10 Fund	Class R Shares PFDOX

RiskPro® Dynamic 15-25 Fund	Class R Shares PFDPX

RiskPro® Dynamic 20-30 Fund	Class R Shares PFJDX

RiskPro® PFG Balanced 20-30 Fund	Class R Shares PFDBX

RiskPro® Tactical 0-30 Fund	Class R Shares PFTEX

RiskPro® PFG 0-15 Fund	Class R Shares PFADX

RiskPro® Alternative 0-15 Fund	Class R Shares PFAOX

each a series of Northern Lights Fund Trust

Supplement dated February 14, 2020 (the “Supplement”), to the Prospectus and Statement of Additional Information each dated August 28, 2019.

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Effective on or about May 1, 2020, the investment objective for each of the following mutual funds (the “Funds”) will be revised as set forth below:

Fund	Current Investment Objective	Revised Investment Objective
RiskPro® Dynamic 0-10	The Fund seeks to limit the maximum range of total returns to a gain or loss of less than 10%, over a forward-looking rolling 12-month period.	The Fund seeks income.
RiskPro® Dynamic 15-25	The Fund seeks to limit the maximum range of total returns to a gain or loss of less than 25%, over a forward-looking rolling 12-month period.	The Fund’s primary objective is capital appreciation with a secondary objective of income.
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RiskPro® Dynamic 20-30	The Fund seeks to limit the maximum range of total returns to a gain or loss of less than 30%, over a forward-looking rolling twelve-month period.	The Fund’s primary objective is capital appreciation with a secondary objective of income.
RiskPro® PFG Balanced 20-30	The Fund seeks to limit the maximum range of total returns to a gain or loss of less than 30%, over a forward-looking rolling twelve-month period.	The Fund’s primary objective is capital appreciation with a secondary objective of income.
RiskPro® Tactical 0-30	The Fund seeks to limit the maximum range of total returns to a gain or loss of less than 30%, over a forward-looking rolling twelve-month period.	The Fund seeks capital appreciation.
RiskPro® PFG 0-15	The Fund seeks to limit the maximum range of total returns to a gain or loss of less than 15%, over a forward-looking rolling 12-month period.	The Fund’s primary objective is income with a secondary objective of capital appreciation.
RiskPro® Alternative 0-15	The Fund seeks to limit the maximum range of total returns to a gain or loss of less than 15%, over a forward-looking rolling twelve-month period.	The Fund’s primary objective is capital appreciation with a secondary objective of income.

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You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information for the Funds dated August 28, 2019. These documents provide information that you should know about the Funds before investing and have been filed with the Securities and Exchange Commission. These documents are available upon request and without charge by calling the Funds toll-free at 1-888-451-TPFG. Please retain this Supplement for future reference.